other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
other long-term assets
Pension assets	$ 321	$ 316
Unbilled customer finance receivables	570	637
Derivative assets	121	179
Deferred income taxes	41	38
Costs incurred to obtain or fulfill contracts with customers	252	218
Real estate joint venture advances	94	94
Investment in real estate joint ventures	117	50
Investments in associates	209	232
At fair value through net income	53	42
At fair value through other comprehensive income	558	502
Prepaid maintenance	43	46
Refundable security deposits and other	140	139
Total	$ 2,519	$ 2,493